Income Taxes - Summary of Major Components of Consolidated Net Deferred Income Tax Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Net deferred income tax assets	₱ 14,643	₱ 18,172
Net deferred income tax liabilities	₱ 60	₱ 165	₱ 204